NVIT Putnam International Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI EAFE Value Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.99%	11.04%	7.65%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.65%	10.76%	7.38%
Class X Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.21%	11.20%	7.72%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.99%	11.04%	7.65%
Class Z Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.95%	10.90%	7.52%